Fair value of assets and liabilities - Additional information (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets and liabilities [line items]
Financial assets classified as level 3 based on quoted price	€ 7,200	€ 7,000
Percentage on financial asset based on unadjusted quoted price	79.10%	76.70%
Amount of risk neutral designed financial assets	€ 300	€ 300
Remaining financial assets classified as level 3 using valuation techniques	1,600	1,800
Financial liabilities measured at fair value	102,649	94,638
Financial liabilities classified as level 3 based on unadjusted quoted price	230	360
Financial liabilities designed to be fully neutral in terms of market risk	300	300
Debt securities
Disclosure of fair value measurement of assets and liabilities [line items]
Transfer from level 2 to level 1	400
Level 3
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of swap	9,081	€ 9,118	€ 7,526
Percentage on financial asset based on unadjusted quoted price		50.00%
Financial liabilities measured at fair value	€ 564	€ 729
Percentage on financial liabilities based on unadjusted quoted prices in inactive markets	41.00%
Remaining financial liabilities classified as level 3 using valuation techniques	€ 100	€ 100